Statement of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 585,451
Franchise tax expense	116,667
Loss from operations	(702,118)
Other income (expense), net:
Interest earned on marketable securities held in Trust Account	46,957
Warrant offering costs	(747,112)
Change in fair value of warrant liabilities	(5,940,000)
Other expense, net	(6,640,155)
Loss before provision for income taxes	(7,342,273)
Provision for income taxes
Net loss	$ (7,342,273)
Class A Common Stock
Other income (expense), net:
Weighted average shares outstanding of common stock (in Shares) | shares	30,000,000
Basic and diluted net income/loss per share (in Dollars per share) | $ / shares
Class B Common Stock
Other income (expense), net:
Weighted average shares outstanding of common stock (in Shares) | shares	7,500,000
Basic and diluted net income/loss per share (in Dollars per share) | $ / shares	$ (0.98)